Stock Option Plan - Schedule of Activity Under the Plan is Set Forth (Details) - Stock Option [Member] - $ / shares		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024
Schedule of Activity Under the Plan is Set Forth [Line Items]
Ending balances Shares available for grant	7,148
Ending balances Number of options	13,751
Ending balances Weighted- average exercise price per share (in Dollars per share)	$ 87
Ending balances Weighted- average remaining contractual term	3 years 8 months 12 days
Options granted Shares available for grant
Options granted Number of options
Options granted Weighted- average exercise price per share (in Dollars per share)
Options exercised Shares available for grant
Options exercised Number of options
Options exercised Weighted- average exercise price per share (in Dollars per share)
Options expired Shares available for grant		46
Options expired Number of options		(46)
Options expired Weighted- average exercise price per share (in Dollars per share)		$ 0.218
Options cancelled/forfeited Shares available for grant
Options cancelled/forfeited Number of options
Options cancelled/forfeited Weighted- average exercise price per share (in Dollars per share)
Exercisable Number of options		7,142
Exercisable Weighted- average exercise price per share (in Dollars per share)		$ 105.75
Exercisable Weighted- average remaining contractual term		4 years 3 months 25 days
Vested and expected to vest Number of options		13,705
Vested and expected to vest Weighted- average exercise price per share (in Dollars per share)		$ 87
Vested and expected to vest Weighted- average remaining contractual term		3 years
Previously Reported
Schedule of Activity Under the Plan is Set Forth [Line Items]
Ending balances Shares available for grant		7,194
Ending balances Number of options		13,705
Ending balances Weighted- average exercise price per share (in Dollars per share)		$ 87
Ending balances Weighted- average remaining contractual term		3 years